AB Variable Products Series Fund, Inc.

AB Large Cap Growth Portfolio

Portfolio of Investments

March 31, 2026 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 99.0%
Information Technology – 36.6%
Communications Equipment – 0.6%
Motorola Solutions, Inc.	12,010	$5,211,980

IT Services – 1.0%
Shopify, Inc. – Class A(a)	79,242	9,399,686

Semiconductors & Semiconductor Equipment – 22.5%
Applied Materials, Inc.	23,443	8,012,583
ASML Holding NV (REG)	7,580	10,011,891
Astera Labs, Inc.(a)	27,690	3,034,824
Broadcom, Inc.	163,445	50,587,862
KLA Corp.	1,224	1,802,230
NVIDIA Corp.	528,609	92,189,409
QUALCOMM, Inc.	52,304	6,735,709
Taiwan Semiconductor Manufacturing Co., Ltd. (Sponsored ADR)	61,320	20,723,094
Texas Instruments, Inc.	65,576	12,730,925

		205,828,527

Software – 9.5%
AppLovin Corp. – Class A(a)	19,477	7,751,846
Cadence Design Systems, Inc.(a)	42,205	11,727,504
Manhattan Associates, Inc.(a)	31,161	4,148,152
Microsoft Corp.	157,876	58,440,959
Procore Technologies, Inc.(a)	94,110	5,364,270

		87,432,731

Technology Hardware, Storage & Peripherals – 3.0%
Apple, Inc.	108,190	27,457,540

		335,330,464

Communication Services – 17.4%

Entertainment – 3.5%
Netflix, Inc.(a)	331,510	31,874,686

Interactive Media & Services – 13.9%
Alphabet, Inc. – Class C	267,014	76,595,636
Meta Platforms, Inc. – Class A	78,743	45,051,233
Reddit, Inc. – Class A(a)	45,560	6,134,654

		127,781,523

		159,656,209

Consumer Discretionary – 13.5%

Automobiles – 0.7%
Ferrari NV	18,548	6,277,571

Broadline Retail – 6.3%
Amazon.com, Inc.(a)	277,745	57,845,951

Hotels, Restaurants & Leisure – 2.0%
Cava Group, Inc.(a) (b)	73,620	5,955,858
Chipotle Mexican Grill, Inc.(a)	202,660	6,487,147
Texas Roadhouse, Inc.	33,980	5,611,457

		18,054,462

Company	Shares	U.S. $ Value

Household Durables – 0.5%
Garmin Ltd.	19,930	$4,623,959

Specialty Retail – 3.9%
Home Depot, Inc. (The)	50,824	16,715,505
TJX Cos., Inc. (The)	95,390	15,233,783
Tractor Supply Co.	85,313	3,864,679

		35,813,967

Textiles, Apparel & Luxury Goods – 0.1%
On Holding AG – Class A(a)	41,580	1,414,552

		124,030,462

Health Care – 13.3%

Biotechnology – 2.1%
Argenx SE (ADR)(a)	3,790	2,767,648
Genmab A/S (Sponsored ADR)(a)	105,277	2,824,582
Vertex Pharmaceuticals, Inc.(a)	30,945	13,818,180

		19,410,410

Health Care Equipment & Supplies – 3.6%
Abbott Laboratories	23,370	2,399,398
Dexcom, Inc.(a)	91,680	5,757,504
Intuitive Surgical, Inc.(a)	32,893	15,163,344
Stryker Corp.	30,230	9,933,275

		33,253,521

Health Care Providers & Services – 2.0%
McKesson Corp.	15,530	13,439,041
UnitedHealth Group, Inc.	18,390	4,976,150

		18,415,191

Health Care Technology – 1.2%
Veeva Systems, Inc. – Class A(a)	62,915	11,051,649

Life Sciences Tools & Services – 1.5%
Mettler-Toledo International, Inc.(a)	6,453	8,138,523
Waters Corp.(a)	16,686	4,969,091

		13,107,614

Pharmaceuticals – 2.9%
Eli Lilly & Co.	29,175	26,834,290

		122,072,675

Financials – 6.2%

Capital Markets – 1.0%
Cboe Global Markets, Inc.	33,049	9,289,082

Financial Services – 4.5%
Toast, Inc. – Class A(a)	191,320	5,071,893
Visa, Inc. – Class A	119,716	36,182,964

		41,254,857

Company	Shares	U.S. $ Value

Insurance – 0.7%
Progressive Corp. (The)	33,140	$6,569,674

		57,113,613

Industrials – 5.5%

Aerospace & Defense – 1.3%
General Electric Co.	42,830	12,153,869

Building Products – 0.3%
Trex Co., Inc.(a)	65,824	2,397,310

Ground Transportation – 0.8%
Saia, Inc.(a)	21,330	7,492,802

Machinery – 0.4%
ITT, Inc.	18,482	3,521,376

Professional Services – 2.1%
Broadridge Financial Solutions, Inc.	32,760	5,322,845
Verisk Analytics, Inc.	70,927	13,458,398

		18,781,243

Trading Companies & Distributors – 0.6%
United Rentals, Inc.	8,090	5,894,050

		50,240,650

Consumer Staples – 5.3%

Beverages – 2.8%
Celsius Holdings, Inc.(a)	183,361	6,505,648
Monster Beverage Corp.(a)	256,155	18,560,992

		25,066,640

Consumer Staples Distribution & Retail – 2.5%
Costco Wholesale Corp.	23,135	23,052,408

		48,119,048

Materials – 1.2%

Chemicals – 1.2%
Sherwin-Williams Co. (The)	35,301	11,315,736

Total Common Stocks (cost $499,131,630)		907,878,857

RIGHTS – 0.0%

Health Care – 0.0%

Health Care Providers & Services – 0.0%
ABIOMED, Inc. (CVR)(a) (c) (d) (cost $11,601)	11,373	28,717

SHORT-TERM INVESTMENTS – 1.1%

Investment Companies – 1.1%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 3.50%(e) (f) (g) (cost $9,601,324)	9,601,324	9,601,324

U.S. $ Value

Total Investments – 100.1% (cost $508,744,555)(h)	$917,508,898
Other assets less liabilities – (0.1)%	(849,649)

Net Assets – 100.0%	$916,659,249

(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.
(c)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(d)	Fair valued by the Adviser.
(e)	The rate shown represents the 7-day yield as of period end.
(f)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(g)	Affiliated investments.
(h)

As of March 31, 2026, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $436,431,539 and gross unrealized depreciation of investments was $(27,667,196), resulting in net unrealized appreciation of $408,764,343.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

ADR – American Depositary Receipt

CVR – Contingent Value Rights

REG – Registered Shares

AB Variable Products Series Fund, Inc.

AB Large Cap Growth Portfolio

March 31, 2026 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of March 31, 2026:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks(a)	$907,878,857	$—	$—	$907,878,857
Rights	—	—	28,717	28,717
Short-Term Investments	9,601,324	—	—	9,601,324

Total Investments in Securities	917,480,181	—	28,717	917,508,898
Other Financial Instruments(b)	—	—	—	—

Total	$917,480,181	$—	$28,717	$917,508,898

(a)	See Portfolio of Investments for sector classification.

(b)

Other financial instruments include derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Portfolio’s transactions in AB mutual funds for the three months ended March 31, 2026 is as follows:

Portfolio	Market Value 12/31/2025 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 03/31/2026 (000)	Dividend Income (000)
AB Government Money Market Portfolio	$30,888	$20,846	$42,133	$9,601	$175